Royalty, stream and working interests - Royalties, Streams and Working Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020
Royalty, stream and working interests
Royalty, stream and working interests, net	$ 5,149.3	$ 4,998.2	$ 4,632.1
Royalty, stream and working interest, net depletable	4,107.5	4,119.6
Royalty, stream and working interest, net non-depletable	1,041.8	878.6
Impairment (charges) and reversals	(68.0)
Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	8,507.7	8,489.4
Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(3,426.4)	(3,491.2)
Impairment (charges) reversals
Royalty, stream and working interests
Royalty, stream and working interests, net	68.0
Mining Royalties
Royalty, stream and working interests
Royalty, stream and working interests, net	903.0	878.4	406.9
Mining Royalties | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	1,590.2	1,580.5
Mining Royalties | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(687.2)	(702.1)
Streams
Royalty, stream and working interests
Royalty, stream and working interests, net	2,623.0	2,532.5	2,653.6
Streams | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	4,511.9	4,511.9
Streams | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(1,888.9)	(1,979.4)
Energy
Royalty, stream and working interests
Royalty, stream and working interests, net	1,258.3	1,224.0	1,214.6
Impairment (charges) and reversals	(75.5)
Energy | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	1,972.6	1,964.2
Energy | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(789.8)	(740.2)
Energy | Impairment (charges) reversals
Royalty, stream and working interests
Royalty, stream and working interests, net	75.5
Advanced
Royalty, stream and working interests
Royalty, stream and working interests, net	308.8	306.8	294.0
Impairment (charges) and reversals	7.5
Advanced | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	365.9	363.5
Advanced | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(49.6)	(56.7)
Advanced | Impairment (charges) reversals
Royalty, stream and working interests
Royalty, stream and working interests, net	(7.5)
Exploration
Royalty, stream and working interests
Royalty, stream and working interests, net	56.2	56.5	$ 63.0
Exploration | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	67.1	69.3
Exploration | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	$ (10.9)	$ (12.8)